Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
Note
11.
Subsequent Events

Amendments to Outstanding Warrants and Extension of Existing Debentures

     In
March
2017,
we entered into amendments with the holders of certain outstanding warrants issued on
April
17,
2015
and
July
30,
2015
to eliminate certain anti-dilution provisions in such warrants, which caused us to reflect an associated liability of
$5.3
million on our balance sheet as of
December
31,
2016.
Such amendments are contingent upon and will not take effect until the closing of this offering, which must occur on or before
April
30,
2017.
For each warrant share underlying the warrants so amended, the holder received the right to purchase an additional
.2
shares of common stock. Two of the holders of such warrants, which owners hold warrants to purchase an aggregate of
11,049
shares of common stock, did not agree to the amendment. The warrant holders agreeing to the amendment include Acuitas and another accredited investor, who will own additional warrants to purchase
31,167
and
13,258
shares of the Company’s common stock, respectively, if and when the amendments take effect.

     Additionally, in
March
2017,
we and the holders of an aggregate of approximately
$10
million of our existing convertible debentures agreed to extend the maturity dates of such debentures until the earlier of the closing of this offering or
April
30,
2017.

Financing Activities

       In
January
2017,
we entered into a Subscription Agreement (the “Subscription Agreement”) with Acuitas, pursuant to which the Company will receive aggregate gross proceeds of
$1,300,000
(the “Loan Amount”) in consideration of the issuance of (i) an
8%
Series B Convertible Debenture due
March
31,
2017
(the
“January
2017
Convertible Debenture”) and (ii)
five
-year warrants to purchase shares of the Company’s common stock in an amount equal to one
hundred percent
(100%)
of the initial number of shares of common stock issuable upon the conversion of the
January
2017
Convertible Debenture, at an exercise price of
$5.10
per share (the
“January
2017
Warrants”). The Loan Amount is payable in tranches through
March
2017.
In addition, any warrants issued in conjunction with the
December
2016
Convertible Debenture currently outstanding with Acuitas have been increased by an additional
25%
 warrant coverage, exercisable for an aggregate of
137,882
shares of the Company’s common stock.

       The
January
2017
Warrants include, among other things, price protection provisions pursuant to which, subject to certain exempt issuances, the then exercise price of the
January
2017
Warrants will be adjusted if the Company issues shares of common stock at a price that is less than the then exercise price of the
January
2017
Warrants. Such price protection provisions will remain in effect until the earliest of (i) the termination date of the
January
2017
Warrants, (ii) such time as the
January
2017
Warrants are exercised or (iii) contemporaneously with the listing of the Company’s shares of common stock on a registered national securities exchange.

       In connection with the Subscription Agreement described above, the number of Shamus Warrants were increased from
75%
to
100%
warrant coverage, exercisable for an aggregate of
58,824
shares of the Company’s common stock.

2017
Stock Incentive Plan

On
February
27,
2017,
the Board of Directors and our stockholders approved the adoption of the
2017
Stock Incentive Plan (the
“2017
Plan”). The
2017
Plan allows the Company, under the direction of the Board of Directors or a committee thereof, to make grants of stock options, restricted and unrestricted stock and other stock-based awards to employees, including the Company’s executive officers, consultants and directors. The
2017
Plan allows for the issuance of up to
2,333,333
additional shares of Common Stock pursuant to new awards granted under the
2017
Plan and up to approximately
250,000
shares of Common Stock that are represented by options outstanding under the
2010
Plan (defined below) that are forfeited, expire or are cancelled without delivery of shares of Common Stock or which result in the forfeiture of shares of Common Stock back to the Company. This description is qualified in its entirety by reference to the actual terms of the
2017
Plan, a copy of which is attached as Exhibit B to the Company’s preliminary Information Statement on Schedule
14C,
filed with the Securities and Exchange Commission on
February
28,
2017.

New Directors

On
March
11,
2017,
our Board of Directors appointed Marc Cummins and Richard J. Berman. to serve on the Board of Directors and its Audit Committee, effective immediately. There are no arrangements or understandings between Messrs. Cummins or Berman and any other person pursuant to which they were appointed as directors of the Company. There are no transactions to which the Company is a party and in which Messrs. Cummins or Berman have a material interest that are required to be disclosed under Item
404(a)
of Regulation S-K. Mr. Cummins previously served on the Board of Directors until his resignation on
December
15,
2010,
and Mr. Berman has not previously held any position at the Company. Neither individual has family relations with any directors or executive officers of the Company.

Reverse Stock Split

Effective
April
25,
2017,
The Company effected a
1:6
reverse stock split of the Company’s common stock. The reverse split will combine each
6
shares of the Company’s issued and outstanding common stock into
1
share of common stock. No fractional shares will be issued in connection with the reverse split, and any fractional shares resulting from the reverse split will paid in cash. The reverse split will be effective upon the filing of a certificate of amendment to the Company’s Certificate of Incorporation with the Delaware Secretary of State.  The Company has retroactively reflected the effect of this
1:6
reverse split of its common stock in these financial statements.